SUBSEQUENT EVENTS	9 Months Ended
Jun. 30, 2011
SUBSEQUENT EVENTS
NOTE G – SUBSEQUENT EVENTS

Alan Pritzker tendered his resignation as the Chief Financial Officer of the Company on June 30, 2011. The Board of Directors of the Company appointed Marshall G. Webb as Chief Financial Officer, effective upon Mr. Pritzker’s resignation on June 30, 2011. The Company entered into a one-year employment  agreement, dated July 1, 2011 with Marshall G. Webb pursuant to which Mr. Webb will be employed as a senior executive officer of the Company and, immediately upon Mr. Pritzker’s resignation, will serve as the Company’s Chief Financial Officer.  The Employment Agreement will automatically renew for additional one-year terms unless either party notifies the other of its desire not to renew the Employment Agreement within 90 days of the expiration of the then current term.

Under the Employment Agreement, Mr. Webb will be entitled to a base salary of $120,000 per annum, which the board of directors may periodically increase but not decrease, and an annual bonus at the discretion of the Board, currently anticipated at 25% of Mr. Webb’s base salary.  Mr. Webb will be paid a special bonus of $15,000 for each $1,000,000 raised or 1.5% of any amount raised less than $1,000,000 raised following the current Series B financing effort underway.  The Employment Agreement also provides for the grant of a ten-year option to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.45 per share which will vest as to 125,000 shares upon the execution of the Agreement (July 1, 2011) and as to the balance ratably over a 12-month period beginning on July 31, 2011. All options will immediately vest and become exercisable upon a change of control, sale of substantially all of the Company’s assets, a merger in which the Company is not the surviving company, the Company replaces Mr. Webb for other than cause, or Mr. Webb is replaced by Series B investors.  The option will immediately terminate if Mr. Webb is terminated for cause and in 90 days if Mr. Webb resigns other than for good reason.

On August 5, 2011, Henry Toh, a corporate officer, made a short term working capital loan to the Company in the amount of $20,000.  The loan is non interest bearing and is due on demand.